Document And Entity Information	Mar. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Mastech Digital, Inc.
Entity Central Index Key	0001437226
Entity Emerging Growth Company	false
Entity File Number	001-34099
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	26-2753540
Entity Address, Address Line One	1305 Cherrington Parkway
Entity Address, Address Line Two	Building 210
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Moon Township
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15108
City Area Code	412
Local Phone Number	787-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	MHH
Security Exchange Name	NYSEAMER
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Mastech Digital, Inc. (the "Company") is being filed solely to include Exhibit 10.1, the Restricted Stock Agreement dated March 30, 2026, between Mastech Digital, Inc. and Nirav Patel, which was omitted from the original filing. The Company has updated the exhibit link set forth in Item 9.01 but has made no other changes to the original filing, the text of which is set forth in its entirety below.